Consolidated Statements Of Income (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
OPERATING REVENUES:
Gas utilities	$ 62,024,174	$ 57,657,940	$ 69,483,620
Other	1,181,492	1,141,747	1,315,251
Total operating revenues	63,205,666	58,799,687	70,798,871
COST OF SALES:
Gas utilities	34,916,062	31,278,173	42,815,799
Other	686,713	588,417	713,506
Total cost of sales	35,602,775	31,866,590	43,529,305
GROSS MARGIN	27,602,891	26,933,097	27,269,566
OTHER OPERATING EXPENSES:
Operations and maintenance	12,853,599	12,547,693	12,661,981
General taxes	1,480,746	1,366,680	1,290,735
Depreciation and amortization	4,473,491	4,232,189	4,003,804
Total other operating expenses	18,807,836	18,146,562	17,956,520
OPERATING INCOME	8,795,055	8,786,535	9,313,046
OTHER INCOME (EXPENSE), net	(60,117)	(19,956)	20,250
INTEREST EXPENSE	1,828,099	1,830,885	1,832,712
INCOME BEFORE INCOME TAXES	6,906,839	6,935,694	7,500,584
INCOME TAX EXPENSE	2,644,787	2,638,949	2,847,111
NET INCOME	$ 4,262,052	$ 4,296,745	$ 4,653,473
EARNINGS PER COMMON SHARE:
Basic (in usd per share)	$ 0.91	$ 0.92	$ 1.01
Diluted (in usd per share)	$ 0.91	$ 0.92	$ 1.01
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic (in shares)	4,698,727	4,647,439	4,592,713
Diluted (in shares)	4,698,766	4,650,949	4,600,792